INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2019
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,416	$13,540	$1,876
Licenses	52,517	48,912	3,605
Intellectual property	27,824	22,326	5,498
Customer relationships	116,576	69,883	46,693
Brand	14,613	3,727	10,886
In-process research and development	10,274	8,760	1,514
	$237,220	$167,148	$70,072

	2018
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,163	$13,328	$1,835
Licenses	50,740	49,112	1,628
Intellectual property	28,277	18,671	9,606
Customer relationships	118,741	61,993	56,748
Brand	14,854	2,536	12,318
In-process research and development	10,521	7,766	2,755
	$238,296	$153,406	$84,890

Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2020	13,590
2021	9,360
2022	8,311
2023	8,009
2024	7,960

In the first quarter of 2017, we recorded an impairment charge of $3,668 related to an intangible asset recorded on the acquisition of Maingate as a result of a decision to terminate a service offering that was superseded by a more technologically advanced offering in our IoT Solutions business.

Amortization expense relating to intangible assets was $16,920, $20,946, and $16,471 for the years ended December 31, 2019, 2018, and 2017, respectively.

The weighted-average remaining useful lives of intangible assets was 5.9 years as at December 31, 2019.

At December 31, 2019 and 2018, all intangible assets were subject to amortization. At December 31, 2017, a net carrying amount of $313 included in intangible assets was not subject to amortization.